MASSMUTUAL SELECT FUNDS
Supplement dated October 18, 2018 to the
Prospectus dated February 9, 2018
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective immediately, the following information replaces the information for the MassMutual Select T. Rowe Price Bond Asset Fund found on page 3 of the Prospectus in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fees	.45%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.09%
Total Annual Fund Operating Expenses	.54%
Expense Reimbursement	(.14)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.40%
(1)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .40% for Class I. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class I	$41	$155

Effective immediately, the following information replaces the information for the MassMutual Select T. Rowe Price Large Cap Blend Fund found on page 12 of the Prospectus in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fees	.60%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.04%
Total Annual Fund Operating Expenses	.64%
Expense Reimbursement	(.08)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.56%
(1)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .56% for Class I. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class I	$57	$195

Effective immediately, the following information replaces the information for the MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund found on page 16 of the Prospectus in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fees	.33%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.20%
Total Annual Fund Operating Expenses	.53%
Expense Reimbursement	(.38)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.15%
(1)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .15% for Class I. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class I	$15	$121

Effective immediately, the following information replaces the information for the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund found on page 28 of the Prospectus in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fees	.32%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.25%
Total Annual Fund Operating Expenses	.57%
Expense Reimbursement	(.42)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.15%
(1)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .15% for Class I. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class I	$15	$129
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-TRUN-18-04

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement Funds
Supplement dated October 18, 2018 to the
Prospectus dated February 16, 2018
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective immediately, the following information replaces the information for the MassMutual Select T. Rowe Price Retirement Balanced Fund found on page 4 of the Prospectus in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	.39%	.54%	.54%	.54%
Acquired Fund Fees and Expenses	.39%	.39%	.39%	.39%
Total Annual Fund Operating Expenses	.78%	.93%	1.18%	1.43%
Expense Reimbursement	(.44)%	(.44)%	(.44)%	(.44)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.34%	.49%	.74%	.99%
(1)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .34%, .49%, .74%, and .99% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class I	$35	$193
Class M5	$50	$241
Class M4	$76	$320
Class M3	$101	$398

Effective immediately, the following information replaces the information for the MassMutual Select T. Rowe Price Retirement 2005 Fund found on page 10 of the Prospectus in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	3.20%	3.35%	3.35%	3.35%
Acquired Fund Fees and Expenses	.41%	.41%	.41%	.41%
Total Annual Fund Operating Expenses	3.61%	3.76%	4.01%	4.26%
Expense Reimbursement	(3.23)%	(3.23)%	(3.23)%	(3.23)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.38%	.53%	.78%	1.03%
(1)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .38%, .53%, .78%, and 1.03% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class I	$39	$724
Class M5	$54	$769
Class M4	$80	$844
Class M3	$105	$918

Effective immediately, the following information replaces the information for the MassMutual Select T. Rowe Price Retirement 2010 Fund found on page 18 of the Prospectus in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	.23%	.38%	.38%	.38%
Acquired Fund Fees and Expenses	.41%	.41%	.41%	.41%
Total Annual Fund Operating Expenses	.64%	.79%	1.04%	1.29%
Expense Reimbursement	(.26)%	(.26)%	(.26)%	(.26)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.38%	.53%	.78%	1.03%
(1)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .38%, .53%, .78%, and 1.03% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class I	$39	$172
Class M5	$54	$219
Class M4	$80	$298
Class M3	$105	$377

Effective immediately, the following information replaces the information for the MassMutual Select T. Rowe Price Retirement 2015 Fund found on page 26 of the Prospectus in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	.54%	.69%	.69%	.69%
Acquired Fund Fees and Expenses	.43%	.43%	.43%	.43%
Total Annual Fund Operating Expenses	.97%	1.12%	1.37%	1.62%
Expense Reimbursement	(.56)%	(.56)%	(.56)%	(.56)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.41%	.56%	.81%	1.06%
(1)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .41%, .56%, .81%, and 1.06% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class I	$42	$238
Class M5	$57	$286
Class M4	$83	$364
Class M3	$108	$442

Effective immediately, the following information replaces the information for the MassMutual Select T. Rowe Price Retirement 2020 Fund found on page 34 of the Prospectus in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	.05%	.20%	.20%	.20%
Acquired Fund Fees and Expenses	.46%	.46%	.46%	.46%
Total Annual Fund Operating Expenses	.51%	.66%	.91%	1.16%
Expense Reimbursement	(.06)%	(.06)%	(.06)%	(.06)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.45%	.60%	.85%	1.10%
(1)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .45%, .60%, .85%, and 1.10% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class I	$46	$156
Class M5	$61	$204
Class M4	$87	$283
Class M3	$112	$361

Effective immediately, the following information replaces the information for the MassMutual Select T. Rowe Price Retirement 2025 Fund found on page 42 of the Prospectus in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	.12%	.27%	.27%	.27%
Acquired Fund Fees and Expenses	.49%	.49%	.49%	.49%
Total Annual Fund Operating Expenses	.61%	.76%	1.01%	1.26%
Expense Reimbursement	(.13)%	(.13)%	(.13)%	(.13)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.48%	.63%	.88%	1.13%
(1)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .48%, .63%, .88%, and 1.13% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class I	$49	$179
Class M5	$64	$226
Class M4	$90	$305
Class M3	$115	$383

Effective immediately, the following information replaces the information for the MassMutual Select T. Rowe Price Retirement 2030 Fund found on page 50 of the Prospectus in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	.04%	.19%	.19%	.19%
Acquired Fund Fees and Expenses	.52%	.52%	.52%	.52%
Total Annual Fund Operating Expenses	.56%	.71%	.96%	1.21%
Expense Reimbursement	(.05)%	(.05)%	(.05)%	(.05)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.51%	.66%	.91%	1.16%
(1)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .51%, .66%, .91%, and 1.16% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class I	$52	$173
Class M5	$67	$221
Class M4	$93	$300
Class M3	$118	$378

Effective immediately, the following information replaces the information for the MassMutual Select T. Rowe Price Retirement 2035 Fund found on page 58 of the Prospectus in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	.14%	.29%	.29%	.29%
Acquired Fund Fees and Expenses	.54%	.54%	.54%	.54%
Total Annual Fund Operating Expenses	.68%	.83%	1.08%	1.33%
Expense Reimbursement	(.14)%	(.14)%	(.14)%	(.14)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.54%	.69%	.94%	1.19%
(1)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .54%, .69%, .94%, and 1.19% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class I	$55	$200
Class M5	$70	$247
Class M4	$96	$326
Class M3	$121	$404

Effective immediately, the following information replaces the information for the MassMutual Select T. Rowe Price Retirement 2040 Fund found on page 66 of the Prospectus in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	.05%	.20%	.20%	.20%
Acquired Fund Fees and Expenses	.56%	.56%	.56%	.56%
Total Annual Fund Operating Expenses	.61%	.76%	1.01%	1.26%
Expense Reimbursement	(.05)%	(.05)%	(.05)%	(.05)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.56%	.71%	.96%	1.21%
(1)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .56%, .71%, .96%, and 1.21% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class I	$57	$189
Class M5	$73	$237
Class M4	$98	$315
Class M3	$123	$393

Effective immediately, the following information replaces the information for the MassMutual Select T. Rowe Price Retirement 2045 Fund found on page 74 of the Prospectus in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	.17%	.32%	.32%	.32%
Acquired Fund Fees and Expenses	.57%	.57%	.57%	.57%
Total Annual Fund Operating Expenses	.74%	.89%	1.14%	1.39%
Expense Reimbursement	(.18)%	(.18)%	(.18)%	(.18)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.56%	.71%	.96%	1.21%
(1)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .56%, .71%, .96%, and 1.21% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class I	$57	$214
Class M5	$73	$261
Class M4	$98	$340
Class M3	$123	$418

Effective immediately, the following information replaces the information for the MassMutual Select T. Rowe Price Retirement 2050 Fund found on page 82 of the Prospectus in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	.09%	.24%	.24%	.24%
Acquired Fund Fees and Expenses	.57%	.57%	.57%	.57%
Total Annual Fund Operating Expenses	.66%	.81%	1.06%	1.31%
Expense Reimbursement	(.10)%	(.10)%	(.10)%	(.10)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.56%	.71%	.96%	1.21%
(1)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .56%, .71%, .96%, and 1.21% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class I	$57	$199
Class M5	$73	$246
Class M4	$98	$325
Class M3	$123	$403

Effective immediately, the following information replaces the information for the MassMutual Select T. Rowe Price Retirement 2055 Fund found on page 90 of the Prospectus in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	.35%	.50%	.50%	.50%
Acquired Fund Fees and Expenses	.57%	.57%	.57%	.57%
Total Annual Fund Operating Expenses	.92%	1.07%	1.32%	1.57%
Expense Reimbursement	(.36)%	(.36)%	(.36)%	(.36)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.56%	.71%	.96%	1.21%
(1)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .56%, .71%, .96%, and 1.21% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class I	$57	$248
Class M5	$73	$295
Class M4	$98	$373
Class M3	$123	$451

Effective immediately, the following information replaces the information for the MassMutual Select T. Rowe Price Retirement 2060 Fund found on page 98 of the Prospectus in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	6.88%	7.03%	7.03%	7.03%
Acquired Fund Fees and Expenses	.57%	.57%	.57%	.57%
Total Annual Fund Operating Expenses	7.45%	7.60%	7.85%	8.10%
Expense Reimbursement	(6.89)%	(6.89)%	(6.89)%	(6.89)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.56%	.71%	.96%	1.21%
(1)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .56%, .71%, .96%, and 1.21% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class I	$57	$1,416
Class M5	$73	$1,458
Class M4	$98	$1,528
Class M3	$123	$1,597
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD)-18-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement Balanced Fund
Supplement dated October 18, 2018 to the
Summary Prospectus dated February 16, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces the information in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	.39%	.54%	.54%	.54%
Acquired Fund Fees and Expenses	.39%	.39%	.39%	.39%
Total Annual Fund Operating Expenses	.78%	.93%	1.18%	1.43%
Expense Reimbursement	(.44)%	(.44)%	(.44)%	(.44)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.34%	.49%	.74%	.99%
(1)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .34%, .49%, .74%, and .99% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class I	$35	$193
Class M5	$50	$241
Class M4	$76	$320
Class M3	$101	$398
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD Bal)-18-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2005 Fund
Supplement dated October 18, 2018 to the
Summary Prospectus dated February 16, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces the information in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	3.20%	3.35%	3.35%	3.35%
Acquired Fund Fees and Expenses	.41%	.41%	.41%	.41%
Total Annual Fund Operating Expenses	3.61%	3.76%	4.01%	4.26%
Expense Reimbursement	(3.23)%	(3.23)%	(3.23)%	(3.23)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.38%	.53%	.78%	1.03%
(1)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .38%, .53%, .78%, and 1.03% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class I	$39	$724
Class M5	$54	$769
Class M4	$80	$844
Class M3	$105	$918
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2005)-18-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2010 Fund
Supplement dated October 18, 2018 to the
Summary Prospectus dated February 16, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces the information in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	.23%	.38%	.38%	.38%
Acquired Fund Fees and Expenses	.41%	.41%	.41%	.41%
Total Annual Fund Operating Expenses	.64%	.79%	1.04%	1.29%
Expense Reimbursement	(.26)%	(.26)%	(.26)%	(.26)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.38%	.53%	.78%	1.03%
(1)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .38%, .53%, .78%, and 1.03% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class I	$39	$172
Class M5	$54	$219
Class M4	$80	$298
Class M3	$105	$377
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2010)-18-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2015 Fund
Supplement dated October 18, 2018 to the
Summary Prospectus dated February 16, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces the information in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	.54%	.69%	.69%	.69%
Acquired Fund Fees and Expenses	.43%	.43%	.43%	.43%
Total Annual Fund Operating Expenses	.97%	1.12%	1.37%	1.62%
Expense Reimbursement	(.56)%	(.56)%	(.56)%	(.56)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.41%	.56%	.81%	1.06%
(1)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .41%, .56%, .81%, and 1.06% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class I	$42	$238
Class M5	$57	$286
Class M4	$83	$364
Class M3	$108	$442
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2015)-18-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2020 Fund
Supplement dated October 18, 2018 to the
Summary Prospectus dated February 16, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces the information in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	.05%	.20%	.20%	.20%
Acquired Fund Fees and Expenses	.46%	.46%	.46%	.46%
Total Annual Fund Operating Expenses	.51%	.66%	.91%	1.16%
Expense Reimbursement	(.06)%	(.06)%	(.06)%	(.06)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.45%	.60%	.85%	1.10%
(1)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .45%, .60%, .85%, and 1.10% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class I	$46	$156
Class M5	$61	$204
Class M4	$87	$283
Class M3	$112	$361
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2020)-18-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2025 Fund
Supplement dated October 18, 2018 to the
Summary Prospectus dated February 16, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces the information in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	.12%	.27%	.27%	.27%
Acquired Fund Fees and Expenses	.49%	.49%	.49%	.49%
Total Annual Fund Operating Expenses	.61%	.76%	1.01%	1.26%
Expense Reimbursement	(.13)%	(.13)%	(.13)%	(.13)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.48%	.63%	.88%	1.13%
(1)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .48%, .63%, .88%, and 1.13% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class I	$49	$179
Class M5	$64	$226
Class M4	$90	$305
Class M3	$115	$383
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2025)-18-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2030 Fund
Supplement dated October 18, 2018 to the
Summary Prospectus dated February 16, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces the information in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	.04%	.19%	.19%	.19%
Acquired Fund Fees and Expenses	.52%	.52%	.52%	.52%
Total Annual Fund Operating Expenses	.56%	.71%	.96%	1.21%
Expense Reimbursement	(.05)%	(.05)%	(.05)%	(.05)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.51%	.66%	.91%	1.16%
(1)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .51%, .66%, .91%, and 1.16% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class I	$52	$173
Class M5	$67	$221
Class M4	$93	$300
Class M3	$118	$378
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2030)-18-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2035 Fund
Supplement dated October 18, 2018 to the
Summary Prospectus dated February 16, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces the information in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	.14%	.29%	.29%	.29%
Acquired Fund Fees and Expenses	.54%	.54%	.54%	.54%
Total Annual Fund Operating Expenses	.68%	.83%	1.08%	1.33%
Expense Reimbursement	(.14)%	(.14)%	(.14)%	(.14)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.54%	.69%	.94%	1.19%
(1)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .54%, .69%, .94%, and 1.19% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class I	$55	$200
Class M5	$70	$247
Class M4	$96	$326
Class M3	$121	$404
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2035)-18-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2040 Fund
Supplement dated October 18, 2018 to the
Summary Prospectus dated February 16, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces the information in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	.05%	.20%	.20%	.20%
Acquired Fund Fees and Expenses	.56%	.56%	.56%	.56%
Total Annual Fund Operating Expenses	.61%	.76%	1.01%	1.26%
Expense Reimbursement	(.05)%	(.05)%	(.05)%	(.05)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.56%	.71%	.96%	1.21%
(1)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .56%, .71%, .96%, and 1.21% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class I	$57	$189
Class M5	$73	$237
Class M4	$98	$315
Class M3	$123	$393
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2040)-18-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2045 Fund
Supplement dated October 18, 2018 to the
Summary Prospectus dated February 16, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces the information in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	.17%	.32%	.32%	.32%
Acquired Fund Fees and Expenses	.57%	.57%	.57%	.57%
Total Annual Fund Operating Expenses	.74%	.89%	1.14%	1.39%
Expense Reimbursement	(.18)%	(.18)%	(.18)%	(.18)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.56%	.71%	.96%	1.21%
(1)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .56%, .71%, .96%, and 1.21% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class I	$57	$214
Class M5	$73	$261
Class M4	$98	$340
Class M3	$123	$418
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2045)-18-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2050 Fund
Supplement dated October 18, 2018 to the
Summary Prospectus dated February 16, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces the information in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	.09%	.24%	.24%	.24%
Acquired Fund Fees and Expenses	.57%	.57%	.57%	.57%
Total Annual Fund Operating Expenses	.66%	.81%	1.06%	1.31%
Expense Reimbursement	(.10)%	(.10)%	(.10)%	(.10)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.56%	.71%	.96%	1.21%
(1)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .56%, .71%, .96%, and 1.21% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class I	$57	$199
Class M5	$73	$246
Class M4	$98	$325
Class M3	$123	$403
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2050)-18-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2055 Fund
Supplement dated October 18, 2018 to the
Summary Prospectus dated February 16, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces the information in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	.35%	.50%	.50%	.50%
Acquired Fund Fees and Expenses	.57%	.57%	.57%	.57%
Total Annual Fund Operating Expenses	.92%	1.07%	1.32%	1.57%
Expense Reimbursement	(.36)%	(.36)%	(.36)%	(.36)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.56%	.71%	.96%	1.21%
(1)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .56%, .71%, .96%, and 1.21% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class I	$57	$248
Class M5	$73	$295
Class M4	$98	$373
Class M3	$123	$451
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2055)-18-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2060 Fund
Supplement dated October 18, 2018 to the
Summary Prospectus dated February 16, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces the information in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses(1)	6.88%	7.03%	7.03%	7.03%
Acquired Fund Fees and Expenses	.57%	.57%	.57%	.57%
Total Annual Fund Operating Expenses	7.45%	7.60%	7.85%	8.10%
Expense Reimbursement	(6.89)%	(6.89)%	(6.89)%	(6.89)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.56%	.71%	.96%	1.21%
(1)
Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .56%, .71%, .96%, and 1.21% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class I	$57	$1,416
Class M5	$73	$1,458
Class M4	$98	$1,528
Class M3	$123	$1,597
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2060)-18-01